Nature Of Business	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Nature Of Business
Nature Of Business
Note 1:  Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 to construct and operate a 110 million gallon capacity ethanol plant.  The Company began producing ethanol in February 2009.  In the current fiscal year which ends September 30, 2011 ("Fiscal 2011") to date and the year ended September 30, 2010 ("Fiscal 2010"), the Company has operated at 100% of its 110 million gallon nameplate capacity.  The Company sells its ethanol, modified wet distillers grains with solubles, and corn syrup in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.

Note 1:  Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 to construct and operate a 110 million gallon capacity ethanol plant.  The Company began producing ethanol in February 2009.  In Fiscal Year 2010, the Company has operated at 100% of its 110 million gallon nameplate capacity while only operating at an average of 84% of capacity during Fiscal 2009.  The Company sells its ethanol, modified wet distillers grains with solubles, and corn syrup in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.